SHAREHOLDERS EQUITY - Schedule of dividend payable (Details) (Parenthetical)	Dec. 31, 2022
SHAREHOLDERS’ EQUITY
Percentage of net income constituted as legal reserve	5.00%
Percentage of Mandatory Minimum Dividends	25.00%